Annual Total Returns - Eaton Vance High Yield Municipal Income Fund	Jan. 31, 2021
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Class A
Bar Chart Table:
2011	11.64%
2012	15.38%
2013	(5.57%)
2014	18.08%
2015	4.81%
2016	1.14%
2017	7.95%
2018	1.45%
2019	9.33%
2020	3.89%